LOANS (Tables)	12 Months Ended
Sep. 30, 2013
LOANS [Abstract]
Schedule of Outstanding Loans

	September 30,
	2013	2012

Real estate:
One to four family	$132,462	$141,307
Multi-family	1,020	985
Commercial Real Estate	16,763	16,333
Construction and land	3,840	3,095
	154,085	161,720

Commercial and Industrial	5,509	4,895

Consumer
Home equity loans and lines of credit	5,872	5,911
Motor vehicle	9,015	6,968
Other	3,058	2,592
	17,945	15,471

Total	177,539	182,086
Less: Net deferred loan fees	74	84
Allowance for loan losses	1,989	2,004

	$175,476	$179,998

Schedule of Balance in the Allowance For Loan Losses and Recorded Investment

	Allowance for Loan Losses			Loan Balances
	Individually	Collectively		Individually	Collectively
	Evaluated for	Evaluated for		Evaluated for	Evaluated for
September 30, 2013	Impairment	Impairment	Total	Impairment	Impairment	Total
Loan Segment:
Real estate	$-	$1,938	$1,938	$-	$154,085	$154,085
Commercial and industrial	-	8	8	-	5,509	5,509
Consumer	-	43	43	-	17,945	17,945

Total	$-	$1,989	$1,989	$-	$177,539	$177,539

	Allowance for Loan Losses			Loan Balances
	Individually	Collectively		Individually	Collectively
	Evaluated for	Evaluated for		Evaluated for	Evaluated for
September 30, 2012	Impairment	Impairment	Total	Impairment	Impairment	Total
Loan Segment:
Real estate	$-	$1,824	$1,824	$-	$161,720	$161,720
Commercial and industrial	-	47	47	-	4,895	4,895
Consumer	-	133	133	-	15,471	15,471

Total	$-	$2,004	$2,004	$-	$182,086	$182,086

Schedule of Loan Loss Allowance Analysis

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending September 30, 2013 (in thousands):

	Real Estate	Commercial	Consumer	Unallocated	Total

Allowance for loan losses:
Beginning balance	$1,824	$47	$133	$-	$2,004
Provision for loan losses	168	(39)	(81)	58	106
Loans charged-off	(188)	-	(9)	-	(197)
Recoveries	75	-	1	-	76

Total ending allowance balance	$1,879	$8	$44	$58	$1,989

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending September 30, 2012 (in thousands):

	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$1,368	$49	$241	$-	$1,658
Provision for loan losses	983	(2)	(79)	-	902
Loans charged-off	(594)	-	(39)	-	(633)
Recoveries	67	-	10	-	77

Total ending allowance balance	$1,824	$47	$133	$-	$2,004

Schedule of Recorded Investment in Nonaccrual and Loans Past Due

	September 30, 2013		September 30, 2012
		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days
	Nonaccrual	Still Accruing	Nonaccrual	Still Accruing
Real estate:
One to four family	$601	$-	$972	$-
Multi-family	-	-	-	-
Commercial real estate	35	-	-	307
Construction and land	80	-	-	-
Commercial and industrial	-	-	-	14
Consumer:
Home equity loans and lines of credit	-	-	15	-
Motor vehicle	2	-	-	-
Other	-	-	-	-

Total	$718	$-	$987	$321

Schedule of Aging of the Recorded Investment in Past Due Loans

	30 - 59	60 - 89	Greater than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
September 30, 2013
Real estate:
One to four family	$855	$406	$601	$1,862	$130,600	$132,462
Multi-family	-	-	-	-	1,020	1,020
Commercial real estate	124	-	35	159	16,604	16,763
Construction and land	40	-	80	120	3,720	3,840
Commercial and industrial	-	-	-	-	5,509	5,509
Consumer:
Home equity loans and lines of credit	-	-	-	-	5,872	5,872
Motor vehicle	52	11	2	65	8,950	9,015
Other	3	13	-	16	3,042	3,058

Total	$1,074	$430	$718	$2,222	$175,317	$177,539

	30 - 59	60 - 89	Greater than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
September 30, 2012
Real estate:
One to four family	$1,117	$169	$803	$2,089	$139,218	$141,307
Multi-family	-	-	-	-	985	985
Commercial real estate	139	-	307	446	15,887	16,333
Construction and land	525	-	-	525	2,570	3,095
Commercial and industrial	4	135	14	153	4,742	4,895
Consumer:
Home equity loans and lines of credit	-	-	15	15	5,896	5,911
Motor vehicle	87	28	-	115	6,853	6,968
Other	2	-	-	2	2,590	2,592

Total	$1,874	$332	$1,139	$3,345	$178,741	$182,086

Schedule of Risk Category of Loans

	Pass	Special Mention	Substandard	Doubtful	Not Rated

September 30, 2013
One to four family	$127,376	$3,290	$1,796	$-	$-
Multi family	1,020	-	-	-	-
Commercial Real Estate	16,302	-	461	-	-
Construction and land	3,409	-	431	-	-
Commercial and industrial	5,509	-	-	-	-
Home equity loans and lines of credit	5,832	34	6	-	-
Motor vehicle	8,983	7	25	-	-
Other	2,978	-	80	-	-

Total	$171,409	$3,331	$2,799	$-	$-

	Pass	Special Mention	Substandard	Doubtful	Not Rated
September 30, 2012
One to four family	$137,968	$954	$2,385	$-	$-
Multi family	985	-	-	-	-
Commercial Real Estate	14,654	810	869	-	-
Construction and land	3,095	-	-	-	-
Commercial and industrial	4,895	-	-	-	-
Home equity loans and lines of credit	5,874	15	22	-	-
Motor vehicle	6,907	20	41	-	-
Other	2,592	-	-	-	-

Total	$176,970	$1,799	$3,317	$-	$-